SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Receivables [Abstract]
Beginning balance	$ 26,272	$ 23,982
Additions
Recovery
Write-off
Foreign currency translation adjustments	339	2,290
Ending balance	$ 26,611	$ 26,272